Derivative Financial Instruments and Hedge Accounting - Derivative Financial Instruments by Type and Purpose of Derivatives (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2019	Mar. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Assets	¥ 4,199,705	¥ 3,382,574
Liabilities	3,656,651	3,051,773
Trading [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,037,762,589	916,181,983
Assets	3,365,078	2,991,127
Liabilities	3,107,418	2,533,990
Trading [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	900,984,752	779,291,352
Assets	2,152,764	1,738,231
Liabilities	1,915,901	1,484,122
Trading [member] | Interest rate derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	95,476,324	63,332,406
Assets	60,971	44,812
Liabilities	61,297	46,428
Trading [member] | Interest rate derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	169,530,530	134,733,142
Assets	27,403	24,131
Liabilities	6,900	2,593
Trading [member] | Interest rate derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	85,664,823	54,486,370
Assets	329	642
Liabilities	1	939
Trading [member] | Interest rate derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	463,478,211	444,347,278
Assets	1,926,005	1,561,977
Liabilities	1,718,333	1,290,977
Trading [member] | Interest rate derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	86,834,864	82,392,156
Assets	138,056	106,669
Liabilities	129,370	143,185
Trading [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	131,444,377	132,054,681
Assets	1,138,156	1,167,833
Liabilities	1,083,979	935,956
Trading [member] | Currency derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	2,788	3,942
Assets	186	22
Liabilities
Trading [member] | Currency derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Trading [member] | Currency derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	74,099,191	79,268,300
Assets	462,785	488,211
Liabilities	451,947	415,097
Trading [member] | Currency derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	50,386,370	46,014,820
Assets	593,750	594,144
Liabilities	558,436	441,257
Trading [member] | Currency derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	6,956,028	6,767,619
Assets	81,435	85,456
Liabilities	73,596	79,602
Trading [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	3,194,958	3,048,195
Assets	53,977	61,761
Liabilities	88,265	96,140
Trading [member] | Equity derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,076,360	933,068
Assets	5,229	4,418
Liabilities	7,844	2,313
Trading [member] | Equity derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,260,682	1,259,343
Assets	26,587	29,384
Liabilities	50,792	56,854
Trading [member] | Equity derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	6,080
Assets	216
Liabilities	34
Trading [member] | Equity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	120,084	119,145
Assets	842	654
Liabilities	9,426	8,477
Trading [member] | Equity derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	731,752	736,639
Assets	21,103	27,305
Liabilities	20,169	28,496
Trading [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	277,022	225,655
Assets	6,553	7,517
Liabilities	4,905	5,848
Trading [member] | Commodity derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	105,850	28,823
Assets	1,187	445
Liabilities	953	415
Trading [member] | Commodity derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Trading [member] | Commodity derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Trading [member] | Commodity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	166,153	183,117
Assets	5,326	7,006
Liabilities	3,566	5,019
Trading [member] | Commodity derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	5,019	13,715
Assets	40	66
Liabilities	386	414
Trading [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,861,480	1,562,100
Assets	13,628	15,785
Liabilities	14,368	11,924
Risk management [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	71,633,044	62,001,135
Assets	834,627	391,447
Liabilities	549,233	517,783
Risk management [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	61,096,696	51,692,181
Assets	645,424	270,514
Liabilities	468,834	340,931
Risk management [member] | Interest rate derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	6,475,800	2,220,000
Assets
Liabilities	1,273	149
Risk management [member] | Interest rate derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Interest rate derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Interest rate derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	54,468,175	49,315,116
Assets	630,854	267,094
Liabilities	467,556	340,752
Risk management [member] | Interest rate derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	152,721	157,065
Assets	14,570	3,420
Liabilities	5	30
Risk management [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	10,495,596	10,260,443
Assets	189,203	119,077
Liabilities	75,992	176,822
Risk management [member] | Currency derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Currency derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Currency derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	2,232,746	2,246,274
Assets	29,303	18,370
Liabilities	23,739	57,069
Risk management [member] | Currency derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	8,262,850	8,014,169
Assets	159,900	100,707
Liabilities	52,253	119,753
Risk management [member] | Currency derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	40,752	48,511
Assets		1,856
Liabilities	4,407	30
Risk management [member] | Equity derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Equity derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Equity derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Equity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	40,752	48,511
Assets		1,856
Liabilities	4,407	30
Risk management [member] | Equity derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Commodity derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Commodity derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Commodity derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Commodity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Commodity derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities
Risk management [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts
Assets
Liabilities